Submission	Oct. 16, 2026
Submission [Line Items]
Central Index Key	0001537805
Registrant Name	Mercedes-Benz Trust Leasing LLC
Registration File Number	333-288660
Form Type	SF-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES